POST-EMPLOYMENT BENEFITS - Present Value of Accrued Plan Benefits and Estimated Market Values of Net Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Net deferred pension liability	$ (73)	$ (67)
Domestic defined benefit plans
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	2,449	1,965
Accrued benefit obligations	(2,900)	(2,330)
Deferred pension asset	14	8
Deferred pension liability	(465)	(373)
Net deferred pension liability	$ (451)	$ (365)